Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000130143_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000130143_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000130143_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016628_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016628_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016628_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016632_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016632_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016632_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016633_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016633_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016633_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016631_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016631_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016631_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016627_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016627_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016627_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016635_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016635_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016635_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016639_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016639_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016639_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016640_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016640_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016640_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016638_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016638_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016638_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000016636_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000016636_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000016636_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000130143_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%
C000130143_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.67%
C000130143_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.48%
C000016628_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%
C000016628_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.71%
C000016628_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.52%
C000016632_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%
C000016632_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.11%
C000016632_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.30%
C000016632_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.21%
C000016632_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.93%
C000016632_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.71%
C000016633_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%
C000016633_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.54%
C000016633_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.35%
C000016631_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%
C000016631_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%
C000016631_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.28%
C000016631_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.62%
C000016631_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%
C000016631_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.28%
C000016627_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%
C000016627_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.95%
C000016627_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.44%
C000016627_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.59%
C000016627_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.31%
C000016627_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.12%
C000016635_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%
C000016635_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		21.30%
C000016635_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.39%
C000016639_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.47%
C000016639_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.59%
C000016639_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.10%
C000016639_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.80%
C000016639_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.45%
C000016639_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.51%
C000016640_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%
C000016640_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		21.11%
C000016640_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.22%
C000016638_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.19%
C000016638_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.86%
C000016638_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.18%
C000016638_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.19%
C000016638_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.86%
C000016638_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.18%
C000016636_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%
C000016636_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.53%
C000016636_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%
C000016636_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.24%
C000016636_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.95%
C000016636_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.06%